Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (96,898)	$ (93,730)
Total property and equipment, net	6,147	9,469
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	79,130	79,248
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 23,915	$ 23,951